STOCK OPTIONS AND RESTRICTED SHARE UNITS (Narrative) (Details) (USD $)	12 Months Ended					12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Stock Option [Member]	Dec. 31, 2011 Stock Option [Member]	Dec. 31, 2010 Stock Options Vesting Over Four Years [Member]	Dec. 31, 2012 2001 Plan [Member]	Dec. 31, 2007 2001 Plan [Member]	Dec. 31, 2001 2001 Plan [Member]	Dec. 31, 2012 2007 Plan [Member]	Dec. 31, 2011 2007 Plan [Member]	Dec. 31, 2010 2007 Plan [Member]	Dec. 31, 2007 2007 Plan [Member]	Dec. 31, 2012 2007 Plan [Member] Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance	27,125										5,100,000				15,000,000
Vesting period for plan									4 years
Vesting percentage after first year										25.00%
Remaining vesting percentage in the remaining vesting period										75.00%
Ordinary shares, shares authorized	550,000,000	550,000,000								35,922,737		44,500,264	40,860,293	32,311,763
Outstanding stock options	17,061,602					17,061,602	18,006,007		2,037,184							15,024,418
RSUs outstanding				11,578,741	13,113,228
Compensation expense	$ 25,460,858	$ 16,393,014	$ 10,285,561
Unrecognized compensation cost related to non-vested employee options	$ 9,047,127			$ 44,490,874
Unrecognized compensation cost, recognition period	1 year 1 month 2 days			1 year 3 months 7 days
Number of options issued	1,304,911	2,400,000	2,596,663			1,304,911		300,000
Weighted average exercise price of options granted	$ 4.74	$ 5.55	$ 2.51			$ 4.74